Summary of Significant Accounting Policies (FY) (Details)	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2017 shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2020 USD ($) Segment $ / shares shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) Segment $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment											1		1
Revenue from Contract with Customer [Abstract]
Revenue recognized included in opening contract liabilities		$ 1,100,000.0000000000			$ 1,200,000						$ 3,500,000	$ 3,100,000	$ 4,200,000	$ 5,500,000
Disaggregation of Revenue [Abstract]
Revenue		48,610,000	$ 46,473,000	$ 45,531,000	36,048,000	$ 31,166,000	$ 35,977,000	$ 34,695,000	$ 34,943,000	$ 32,401,000	87,589,000	67,214,000	159,218,000	138,016,000	$ 107,727,000
Components of Contract Receivables [Abstract]
Billed accounts receivable		18,420,000	11,917,000				18,848,000				18,420,000		11,917,000	18,848,000
Unbilled receivables		20,689,000	16,745,000				16,000,000				20,689,000		16,745,000	16,000,000
Allowance for doubtful accounts		(738,000)	(720,000)				(306,000)				(738,000)		(720,000)	(306,000)	(411,000)	$ (429,000)
Receivables - net		38,371,000	27,942,000				34,542,000				38,371,000		27,942,000	34,542,000
Components of Contract Liabilities [Abstract]
Contract liabilities		6,682,000	6,337,000				5,232,000				6,682,000		6,337,000	5,232,000
Revenue, Performance Obligation [Abstract]
Remaining performance obligation		84,800,000	112,400,000				79,300,000				84,800,000		112,400,000	79,300,000
Inventories [Abstract]
Gross inventory		4,200,000	2,800,000				4,900,000				4,200,000		2,800,000	4,900,000
Allowance for Obsolescent Inventory [Roll Forward]
Balance Beginning of Year						$ 520,000				$ 1,484,000	860,000	520,000	520,000	1,484,000	1,672,000
Additions Charge to Costs and Expense													376,000	30,000	73,000
Deductions													(36,000)	(994,000)	(261,000)
Balance End of Year		861,000	860,000				520,000				861,000		$ 860,000	520,000	1,484,000
Property and Equipment [Abstract]
Software development estimated useful life													2 years
Depreciation and amortization, including capital leases													$ 5,000,000	3,000,000	2,000,000
Research and Development [Abstract]
Capitalized software development costs		8,700,000	5,600,000				3,100,000				8,700,000		5,600,000	3,100,000
Amortization expense		400,000			500,000						900,000	$ 900,000	1,800,000	1,100,000
Accumulated amortization		$ 4,000,000	$ 3,100,000				$ 1,300,000				$ 4,000,000		3,100,000	1,300,000
Salary costs associated with research and development													$ 4,200,000	$ 3,500,000	$ 3,200,000
Goodwill [Abstract]
Goodwill amortization period for income tax purposes											15 years		15 years
Restricted Stock Grants [Abstract]
Restricted stock issued during the period (in shares) | shares	5,005,000	100,000											0	0	5,005,000
Restricted stock remained subject to vesting (in shares) | shares			1,198,750										1,198,750
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares											1,210,000	2,341,000	2,326,000	3,563,000	4,859,000
Warrants exercise price (in dollars per share) | $ / shares		$ 1.321	$ 1.321								$ 1.321		$ 1.321
Earnings Per Share, Pro Forma [Abstract]
Common stock conversion ratio													1
Weighted average common shares outstanding used in computing pro forma net earnings per share, basic and diluted (in shares) | shares													0	0	0
Pro forma net earnings (loss) per share attributable to Telos Corporation, basic and diluted (in dollars per share) | $ / shares													$ 0	$ 0	$ 0
Comprehensive Income [Abstract]
Foreign currency translation													$ 101,000	$ 90,000
Gain on pension liability adjustment													107,000	107,000
ASC 606 [Member]
Revenue from Contract with Customer [Abstract]
Revenue accruals for multiple contracts as a result of cumulative indirect rate adjustments													6,000,000
Minimum [Member]
Property and Equipment [Abstract]
Software development estimated useful life											2 years
Maximum [Member]
Property and Equipment [Abstract]
Software development estimated useful life											3 years
Firm Fixed-Price [Member]
Disaggregation of Revenue [Abstract]
Revenue		$ 41,935,000			28,857,000						$ 73,596,000	$ 53,787,000	131,629,000	103,454,000	$ 89,516,000
Time-and-Materials [Member]
Disaggregation of Revenue [Abstract]
Revenue		3,637,000			3,691,000						7,462,000	7,620,000	14,569,000	16,795,000	10,222,000
Cost Plus Fixed Fee [Member]
Disaggregation of Revenue [Abstract]
Revenue		$ 3,038,000			3,500,000						$ 6,531,000	5,807,000	$ 13,020,000	17,767,000	7,989,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Performance Obligation [Abstract]
Remaining performance obligation percentage			98.40%										98.40%
Remaining performance obligation, expected timing of satisfaction, period			1 year										1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Performance Obligation [Abstract]
Remaining performance obligation percentage		11.40%	1.10%								11.40%		1.10%
Remaining performance obligation, expected timing of satisfaction, period		1 year	2 years								1 year		2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-06-30
Revenue, Performance Obligation [Abstract]
Remaining performance obligation percentage		87.60%									87.60%
Remaining performance obligation, expected timing of satisfaction, period		6 months									6 months
Furniture and Equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Software development estimated useful life													3 years
Furniture and Equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Software development estimated useful life													5 years
Federal [Member]
Disaggregation of Revenue [Abstract]
Revenue		$ 46,877,000			33,774,000						$ 82,968,000	62,757,000	$ 149,257,000	129,279,000	101,519,000
State & Local, and Commercial [Member]
Disaggregation of Revenue [Abstract]
Revenue		$ 1,733,000			$ 2,274,000						$ 4,621,000	$ 4,457,000	$ 9,961,000	$ 8,737,000	$ 6,208,000
Telos ID [Member]
Business and Organization [Abstract]
Percentage of ownership			50.00%										50.00%
Teloworks [Member]
Business and Organization [Abstract]
Percentage of ownership			100.00%										100.00%
Unvested Restricted Stock [Member]
Restricted Stock Grants [Abstract]
Restricted stock remained subject to vesting (in shares) | shares		75,000									75,000
Restricted stock vested on date of grant											25.00%		25.00%
Restricted stock vest on anniversary of the date of grant											25.00%		25.00%
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares													1,191,000	2,428,000	3,724,000
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares											1,135,000	1,135,000	1,135,000	1,135,000	1,135,000